UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2022
Health Sciences Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Health Sciences Portfolio
HIGHLIGHTS
The Health Sciences Portfolio underperformed its benchmark, the Lipper Variable Annuity Underlying Health/Biotechnology Funds
Average, but outperformed the broad equity market as measured by the S&P 500 Index, in the 12 months ended December 31, 2022.
Stock selection drove underperformance, while allocation effects contributed to returns. The biotechnology and life sciences subsectors weighed on performance, while services and pharmaceuticals added value.
While we expect the macroeconomic backdrop to remain challenging in the near term, we maintain an optimistic outlook for the sector going forward.
We believe investors need to be selective, and we are staying true to our philosophy of investing in highly innovative therapeutic compa-
nies and companies that are improving the standard of care in a cost-effective manner, which has served us well over time.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Health Sciences Portfolio
Market Commentary

Dear Investor
Nearly all major global stock and bond indexes fell sharply in
2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and
corporate earnings growth.
Double-digit losses were common in equity markets around
the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable
margin as equity investors turned risk averse and as rising
rates put downward pressure on growth stock valuations.
Emerging markets stocks generally underperformed shares in
developed markets. Meanwhile, the U.S. dollar strengthened
versus most currencies during the period, which weighed on
returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot,
gaining more than 60% as oil prices jumped in response to
Russia’s invasion of Ukraine and concerns over commodity
supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors
throughout the period, although there were signs that price
increases were moderating by year-end. November’s consumer
price index data showed headline inflation rising 7.1% on a
12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central
banks tightened monetary policy, and investors focused on
communications from central bank officials on how high
rates would have to go. The Fed, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25%
to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year U.S. Treasury note climbing
from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred
during the period as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering
its worst year on record. (Bond prices and yields move in
opposite directions.)
As the period came to an end, the economic backdrop
appeared mixed. Although manufacturing gauges have drifted
toward contraction levels, the U.S. jobs market remained
resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid
rising mortgage rates.
The past year has been a trying time for investors as few
sectors remained untouched by the broad headwinds that
markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth.
However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in
most global equity markets have improved markedly, although
U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most
attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Health Sciences Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Health Sciences Portfolio returned -12.47% in the
12-month period ended December 31, 2022. The portfolio
underperformed its benchmark, the Lipper Variable Annuity
Underlying Health/Biotechnology Funds Average, but
outperformed the broad equity market as measured by the
S&P 500 Index. (Returns for II Class shares varied slightly, reflecting their different fee structure. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Stock picks in the biotechnology subsector hindered
performance. Smaller positions in several names that
outperformed during the year, mainly due to positive data
readouts, weighed on returns. Shares of Karuna Therapeutics
traded sharply higher following a positive Phase 3 data readout for its potential schizophrenia treatment in early August,
which significantly improved the drug’s chances of approval by the U.S. Food and Drug Administration. Although we added
to our position in Karuna before and after the data readout, our limited exposure hurt performance. While a leadership-
change announcement in early December weighed on the
stock more recently, we remain constructive on the company
as we believe there is a significant amount of upside to be
captured in its paradigm-shifting therapy for schizophrenia.
Our exposure to the life sciences subsector, which
underperformed during the year, also held back returns;
however, stock selection helped mitigate losses. Growing
concerns of a slowdown in COVID-19 vaccine-related demand
weighed on larger companies with bioprocessing exposure
within the sector, while smaller-cap, more capital-intensive companies were hurt by rapidly rising interest rates. However, we think the longer-term outlook for the group remains
favorable, supported by the ongoing innovation in biopharma.
Our holdings in the services subsector aided performance.
Select managed care names such as UnitedHealth Group and
Elevance Health finished the period higher. The group
benefited from strong fundamentals driven by a robust
commercial pricing environment, broadly in line health care
utilization trends, and abating political overhangs.
Additionally, these are largely U.S. domestic-oriented
businesses with strong cash flows that have demonstrated the ability to adjust price and/or benefits in response to cost
inflation, which investors have appreciated.
Our exposure to larger-cap pharmaceuticals, which benefited
from their more defensive characteristics, was another source of strength. Investor preference for companies with strong
balance sheets and cash flow generation in an environment
with persistent inflation and rising interest rates benefited firms such as Merck and Eli Lilly, which were top absolute
contributors for the portfolio.
How is the fund positioned?
From a high level, the areas that we have always favored
(companies developing innovative, game-changing therapies
and companies that are improving the standard of care in a
cost-effective manner) will remain areas we focus on because we think that’s where investors can realize long-term value.
From a subsector perspective, biotechnology represents the
portfolio’s largest exposure. While we remain committed to
investing in innovative companies developing new medicines,
we recognize the environment for smaller biotechnology
companies has changed, as raising capital has become more
difficult. As such, we have set a higher bar for owning
nonprofitable biotechnology companies. Conversely, we have
found opportunities to selectively add to larger-cap
biotechnology companies with strong research and
development capabilities that are profitable and fairly valued given the likelihood that higher interest rates and higher
inflation will remain for longer than many expect.
We added to our position in Regeneron Pharmaceuticals, a
commercial-stage biotechnology company focused on the
development and commercialization of biologic drugs. We
believe the recent success of two Phase 3 trials for high-dose
Eylea, an injection indicated to treat a variety of ocular
diseases, was a significant step in the life-cycle management of the company’s blockbuster drug. We think the positive
readouts substantially extend the revenue runway for the
company, and we believe the valuation remains favorable given its now-durable growth profile. Conversely, we eliminated our position in Amgen during the second quarter on strength.
While the company has a growing dividend, solid cash flow
generation, and a strong internal research and development
program, the stock had become more fairly valued in our view, due to investor interest in companies with pharma-like
profiles, and we elected to take profits and fund other higher-
conviction ideas.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Health Sciences Portfolio 6.32% -12.47%
Health Sciences Portfolio–II 6.20 -12.69
S&P 500 Index 2.31 -18.11
Lipper Variable Annuity Underlying
Health/Biotechnology Funds
Average 6.25 -10.37

T. ROWE PRICE Health Sciences Portfolio

With limited inflation and input cost pressures as well as
strong balance sheets and cash flow generation, larger-cap
pharmaceuticals have benefited from their more defensive
characteristics. Given rising recession uncertainties and the diminished investor appetite for risk-taking, we have modestly increased our exposure to the group. We added shares of
Merck, which we believe should be able to drive revenue
growth in the medium term with its human papillomavirus
vaccine Gardasil, its oncology treatments Lenvima and
Lynparza, as well as its animal health business. Merck may also be able to utilize its strong balance sheet and cash flows to finance significant acquisitions and bolster its pipeline.
Conversely, we scaled back our position in Pfizer as the stock’s near-term outlook is heavily tied to its COVID portfolio,
which remains difficult to forecast.
Within the services subsector, our largest exposure is to the structurally growing managed care industry, where
fundamentals remain strong given a favorable commercial
pricing environment. Within the space, we have significant
positions in UnitedHealth Group, Humana, and Elevance
Health. Regarding Elevance, which was our largest addition in the subsector during the period, we think it offers an attractive mix of company-specific growth drivers at a compelling
valuation when considering the company’s room for improving
returns and long runway for growth with its Medicaid and
Medicare Advantage businesses.
Additionally, we have a favorable view of life sciences
companies, which develop the platforms, instrumentation, and technology that drive future discovery and the application of drugs and diagnostics. Fundamentals overall remain
exceptional. Within the space, we have core positions in
Thermo Fisher Scientific, Danaher, and Agilent Technologies.
What is portfolio management’s outlook?
Macroeconomic factors dominated equity market performance
in 2022, with higher interest rates, rising inflation, and
growing recessionary fears weighing on investor confidence.
While we expect the macroeconomic backdrop to remain
challenging in the near term, we maintain an optimistic
outlook for the sector going forward.
We are seeing great progress across a number of therapeutic
platforms, including oncology, neurology, ophthalmology, and autoimmune and infectious diseases, and the market
environment for companies developing innovative therapies
remains encouraging. Even with the groundbreaking
developments that we have seen over the last several years,
there is still a strong pipeline for future innovation given the large number of disorders, such as cancer, Alzheimer’s, obesity, and diabetes, affecting large populations in need of improved treatment options. As a result of ongoing scientific
advancement and improvement, we believe we are on the cusp
of a significant wave of innovation that should lead to
meaningful drug launches in the coming years that will cure
diseases or dramatically improve quality of life.
Encouragingly, innovation is occurring in companies of all
sizes, and we continue to own a well-diversified portfolio of names across the health care landscape. Although we believe
investors must remain selective amid this period of near-term uncertainty, we are staying true to our investment philosophy and process.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.
INDUSTRY DIVERSIFICATION
..... Percent of Net Assets
6/30/22 12/31/22
Biotechnology 25.2% 26.6%
Services 24.4 23.7
Pharmaceuticals 17.3 17.9
Life Sciences 15.7 15.9
Products and Devices 16.6 14.6
Consumer Nondurables 0.6 0.2
Other and Reserves 0.2 1.1
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE Health Sciences Portfolio

RISKS OF GROWTH INVESTING
Growth stocks can be volatile for several reasons. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior
earnings growth.
RISKS OF HEALTH SCIENCES PORTFOLIO INVESTING
Portfolios that invest only in specific industries will experience greater volatility than portfolios investing in a broad range of industries. Companies in the health sciences field are subject to special risks such as increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and the obsolescence of popular products.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: The S&P 500 Index is a product of S&P Dow Jones
Indices LLC, a division of S&P Global, or its affiliates
(“SPDJI”) and has been licensed for use by T. Rowe Price.
Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P
Global (“S&P”); Dow Jones
®
is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”); T. Rowe Price
is not sponsored, endorsed, sold or promoted by SPDJI, Dow
Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
UnitedHealth Group 8.6%
Thermo Fisher Scientific 5.1
Eli Lilly 4.5
Danaher 3.8
Merck 3.5
AstraZeneca 3.4
Elevance Health 3.1
Regeneron Pharmaceuticals 3.0
Intuitive Surgical 3.0
Stryker 2.3
Pfizer 2.3
Alnylam Pharmaceuticals 2.2
Vertex Pharmaceuticals 2.2
Humana 2.2
Agilent Technologies 2.0
Becton Dickinson & Company 1.8
AbbVie 1.7
Centene 1.7
Argenx 1.6
Molina Healthcare 1.5
Cigna 1.5
Moderna 1.2
Penumbra 0.9
Hologic 0.9
HCA Healthcare 0.9
Total 64.9%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Health Sciences Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
HEALTH SCIENCES PORTFOLIO
Note: Performance for the II Class share will vary due to its differing fee structure. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. Please note that the fund has two classes of shares: the original share class and II Class. II Class shares are sold through financial intermediaries, which are compensated for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Health Sciences Portfolio -12.47% 10.84% 15.64%
Health Sciences Portfolio–II -12.69 10.56 15.35
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1-800-469-6587 (financial advisors, or customers who have an advisor, should call 1-800-638-8790). Total returns do not include charges imposed by your insurance company’s separate account. If these had been included, performance would have been lower.
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. When assessing performance, investors should consider both short- and long-
term returns.

T. ROWE PRICE Health Sciences Portfolio

HEALTH SCIENCES PORTFOLIO
Beginning
Account
Value
7/1/22
Ending
Account
Value
12/31/22
Expenses
Paid During
Period*
7/1/22 to
12/31/22
Health Sciences Portfolio
Actual $1,000.00 $1,063.20 $4.89
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,020.47   4.79
Health Sciences Portfolio–II
Actual   1,000.00   1,062.00   6.18
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,019.21   6.06
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
The annualized expense ratio of the
1
Health Sciences Portfolio was
0.94%, and the
2
Health Sciences Portfolio–II was 1.19%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Health Sciences Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Health Sciences Portfolio Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 64.72 $ 61.04 $ 49.82 $ 40.34 $ 42.33
Investment activities
Net investment loss
(1)(2)
(0.13) (0.26) (0.12) (0.08) (0.05)
Net realized and unrealized gain/loss (7.95) 8.19 14.90 11.73 0.55
Total from investment activities (8.08) 7.93 14.78 11.65 0.50
Distributions
Net realized gain (0.90) (4.25) (3.56) (2.17) (2.49)
NET ASSET VALUE
End of period $ 55.74 $ 64.72 $ 61.04 $ 49.82 $ 40.34
Ratios/Supplemental Data
Total return
(2)(3)
(12.47)% 13.10% 29.62% 28.95% 1.11%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates
(4)
0.95% 0.95% 0.95% 0.95% 0.95%
Net expenses after waivers/payments by Price
Associates 0.94% 0.94% 0.94% 0.94% 0.95%
Net investment loss (0.23)% (0.40)% (0.23)% (0.17)% (0.12)%
Portfolio turnover rate 27.9% 32.3% 38.0% 37.0% 45.5%
Net assets, end of period (in thousands) $ 153,188 $ 178,434 $ 159,718 $ 122,289 $ 95,922
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE Health Sciences Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Health Sciences Portfolio - II Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 61.19 $ 57.96 $ 47.48 $ 38.62 $ 40.73
Investment activities
Net investment loss
(1)(2)
(0.25) (0.40) (0.24) (0.19) (0.17)
Net realized and unrealized gain/loss (7.52) 7.77 14.16 11.22 0.55
Total from investment activities (7.77) 7.37 13.92 11.03 0.38
Distributions
Net realized gain (0.90) (4.14) (3.44) (2.17) (2.49)
NET ASSET VALUE
End of period $ 52.52 $ 61.19 $ 57.96 $ 47.48 $ 38.62
Ratios/Supplemental Data
Total return
(2)(3)
(12.69)% 12.83% 29.27% 28.63% 0.86%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates
(4)
1.20% 1.20% 1.20% 1.20% 1.20%
Net expenses after waivers/payments by Price
Associates 1.19% 1.19% 1.19% 1.19% 1.20%
Net investment loss (0.48)% (0.64)% (0.47)% (0.42)% (0.39)%
Portfolio turnover rate 27.9% 32.3% 38.0% 37.0% 45.5%
Net assets, end of period (in thousands) $ 576,092 $ 704,365 $ 626,850 $ 514,755 $ 434,528
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE Health Sciences Portfolio
December 31, 2022

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.7%
BIOTECHNOLOGY 22.1%
International Biotechnology 0.0%
Ideaya Biosciences  (1) 7,313 133
133
Major Biotechnology 4.9%
Biogen (1) 16,091 4,456
BioNTech, ADR  25,214 3,788
Celldex Therapeutics  (1) 28,247 1,259
Exact Sciences  (1) 42,754 2,117
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21, Cost $—  (1)
(2)(3) 167,424 89
Exact Sciences Expense Fund,
Acquisition Date: 1/6/21, Cost $—  (1)
(2)(3) 171 —
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21, Cost $—  (1)
(2)(3) 83,712 44
Neurocrine Biosciences  (1) 15,372 1,836
Royalty Pharma, Class A  75,254 2,974
Seagen  (1) 20,296 2,608
Vertex Pharmaceuticals  (1) 56,118 16,206
35,377
Other Biotechnology 17.2%
Aadi Bioscience  (1) 6,782 87
ACADIA Pharmaceuticals  (1) 52,982 844
Acerta Future Payments, EC,
Acquisition Date: 6/30/21,
Cost $826  (1)(2)(3) 826,005 724
Adaptive Biotechnologies  (1) 27,974 214
ADC Therapeutics  (1) 55,544 213
Affinivax Expense Fund, Acquisition
Date: 9/12/22, Cost $1  (1)(2)(3) 562 1
Affinivax Milestone Event, Acquisition
Date: 9/12/22, Cost $156  (1)(2)(3) 331,976 199
Affinivax Next Gen. Prod. Milestone
Event, Acquisition Date: 9/12/22,
Cost $156  (1)(2)(3) 331,976 73
Agios Pharmaceuticals  (1) 18,862 530
Alector  (1) 16,082 148
Allakos  (1) 24,100 203
Allogene Therapeutics  (1) 85,113 535
Alnylam Pharmaceuticals  (1) 68,901 16,374
Apellis Pharmaceuticals  (1) 28,475 1,472
Arvinas  (1) 23,413 801
Ascendis Pharma, ADR  (1) 37,605 4,593
Avidity Biosciences  (1) 77,173 1,713
BeiGene, ADR  (1) 7,778 1,711
Bicycle Therapeutics, ADR  (1) 12,072 357
Blueprint Medicines  (1) 50,538 2,214
C4 Therapeutics  (1) 21,403 126
Centessa Pharmaceuticals, ADR  (1) 46,861 145
Cerevel Therapeutics Holdings  (1) 73,121 2,306
CRISPR Therapeutics  (1) 11,772 479
Cytokinetics  (1) 16,059 736
Day One Biopharmaceuticals  (1) 21,830 470
Shares $ Value
(Cost and value in $000s)
‡
Denali Therapeutics  (1) 47,783 1,329
DICE Therapeutics  (1) 30,180 942
Enanta Pharmaceuticals  (1) 6,200 288
Entrada Therapeutics  (1) 29,975 405
EQRx  (1) 51,453 127
EQRx, Warrants, 12/20/26  (1) 11,096 3
Evotec (EUR)  (1) 16,684 271
Exelixis  (1) 89,392 1,434
Exscientia, ADR  (1) 10,586 56
Fate Therapeutics  (1) 36,150 365
Flame Biosciences, Acquisition Date:
9/28/20, Cost $247  (1)(2)(3) 37,754 173
F-star Therapeutics  (1) 2,357 15
Generation Bio  (1) 86,363 339
Genmab (DKK)  (1) 14,052 5,941
Ginkgo Bioworks, Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $—  (1)(3) 9,683 5
Ginkgo Bioworks, Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $—  (1)(3) 9,683 5
Ginkgo Bioworks, Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $—  (1)(3) 9,683 4
Gyroscope Therapeutics, Milestone
Payment 1, Acquisition Date: 2/18/22,
Cost $253  (1)(2)(3) 253,263 124
Gyroscope Therapeutics, Milestone
Payment 2, Acquisition Date: 2/18/22,
Cost $169  (1)(2)(3) 168,785 46
Gyroscope Therapeutics, Milestone
Payment 3, Acquisition Date: 2/18/22,
Cost $169  (1)(2)(3) 168,785 44
IGM Biosciences  (1) 13,757 234
Immuneering, Class A  (1) 76,043 369
Immunocore Holdings, ADR  (1) 47,492 2,710
Incyte  (1) 39,909 3,206
Insmed  (1) 107,941 2,157
Intellia Therapeutics  (1) 18,200 635
Invivyd  (1) 15,900 24
Ionis Pharmaceuticals  (1) 51,223 1,935
Iovance Biotherapeutics  (1) 58,312 373
IVERIC bio  (1) 72,315 1,548
Karuna Therapeutics  (1) 27,096 5,324
Kodiak Sciences  (1) 17,662 126
Kronos Bio  (1) 5,591 9
Kymera Therapeutics  (1) 33,447 835
LianBio, ADR  (1) 102,126 168
Longboard Pharmaceuticals  (1) 23,081 73
Lyell Immunopharma  (1) 74,333 258
MeiraGTx Holdings  (1) 9,836 64
Mirati Therapeutics  (1) 24,497 1,110
Moderna  (1) 46,995 8,441
Monte Rosa Therapeutics  (1) 60,977 464
MoonLake Immunotherapeutics  (1) 39,168 411
Morphic Holding  (1) 8,261 221
Novocure  (1) 52,819 3,874
Nurix Therapeutics  (1) 9,696 106
Prelude Therapeutics  (1) 10,060 61

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Prime Medicine Restricted, Acquisition
Date: 4/19/21, Cost $319  (1)(3) 23,411 413
Progenic Pharmaceuticals, CVR  (2) 45,500 52
Prothena  (1) 29,190 1,759
PTC Therapeutics  (1) 9,622 367
RAPT Therapeutics  (1) 32,804 650
Regeneron Pharmaceuticals  (1) 30,656 22,118
REGENXBIO  (1) 5,047 114
Relay Therapeutics  (1) 49,603 741
Repligen  (1) 9,497 1,608
Replimune Group  (1) 60,833 1,655
REVOLUTION Medicines  (1) 45,509 1,084
Rocket Pharmaceuticals  (1) 21,439 420
Sage Therapeutics  (1) 24,781 945
Sana Biotechnology  (1) 68,347 270
Sarepta Therapeutics  (1) 20,610 2,671
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $—  (1)
(3) 6,855 35
Scholar Rock Holding  (1) 87,333 790
SpringWorks Therapeutics  (1) 7,848 204
Stoke Therapeutics  (1) 13,995 129
Tenaya Therapeutics  (1) 59,906 120
Theseus Pharmaceuticals  (1) 53,475 266
Ultragenyx Pharmaceutical  (1) 59,700 2,766
Vividion Therapeutics, Milestone
Payment, Acquisition Date: 8/25/21,
Cost $—  (1)(2)(3) 103,855 47
Vividion Therapeutics, Milestone
Payment, Acquisition Date: 8/25/21,
Cost $—  (1)(2)(3) 77,892 37
Vividion Therapeutics, Milestone
Payment 3, Acquisition Date: 8/25/21,
Cost $—  (1)(2)(3) 77,892 33
Xencor  (1) 34,357 895
Zai Lab, ADR  (1) 21,226 652
Zentalis Pharmaceuticals  (1) 26,633 536
125,297
Total Biotechnology 160,807
CONSUMER NONDURABLES 0.0%
Healthcare Services 0.0%
Capsule, Acquisition Date: 4/7/21,
Cost $553  (1)(2)(3) 38,140 112
Total Consumer Nondurables 112
LIFE SCIENCES 13.0%
Life Sciences 13.0%
Agilent Technologies  97,335 14,566
Bio-Techne  19,617 1,626
Bruker  83,753 5,725
Danaher  103,489 27,468
Dynamics Special Purpose,
Acquisition Date: 12/20/21,
Cost $—  (1)(3) 5,211 7
Ginkgo Bioworks Holdings  (1) 91,250 154
Mettler-Toledo International  (1) 2,248 3,249
Olink Holding, ADR  (1) 84,134 2,135
Pacific Biosciences of California  (1) 116,774 955
Shares $ Value
(Cost and value in $000s)
‡
Quanterix  (1) 5,554 77
Rapid Micro Biosystems, Class A  (1) 31,688 36
Seer  (1) 44,582 259
Senti Biosciences  (1) 62,666 88
SomaLogic, Acquisition Date: 9/2/21,
Cost $—  (1)(3) 174,553 1
SomaLogic, Warrants, 8/31/26  (1) 4,962 2
Thermo Fisher Scientific  67,786 37,329
Twist Bioscience  (1) 14,171 337
Waters  (1) 2,869 983
Total Life Sciences 94,997
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Health Sciences Acquisitions Corp
2  (1) 30,999 310
Total Miscellaneous 310
PHARMACEUTICALS 16.8%
Major Pharmaceuticals 16.8%
AbbVie  76,334 12,336
AstraZeneca, ADR  359,982 24,407
Daiichi Sankyo (JPY)  177,400 5,710
Eli Lilly  88,929 32,534
Merck  229,661 25,481
Pfizer  320,280 16,411
Roche Holding (CHF)  17,640 5,543
Total Pharmaceuticals 122,422
PRODUCTS & DEVICES 16.0%
Capital Equipment 0.5%
GE HealthCare Technologies  (1)(4) 7,978 466
PROCEPT BioRobotics  (1) 30,130 1,252
STERIS  10,106 1,866
3,584
Implants 8.0%
Becton Dickinson & Company  51,088 12,992
Intuitive Surgical  (1) 81,300 21,573
iRhythm Technologies  (1) 8,146 763
Stryker  67,130 16,413
Teleflex  14,023 3,500
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $644  (1)(2)(3) 5,220 786
Zimmer Biomet Holdings  20,065 2,558
58,585
Other Products & Devices 7.5%
10X Genomics, Class A  (1) 55,854 2,035
Argenx, ADR  (1) 31,663 11,995
Avantor  (1) 189,076 3,988
Burning Rock Biotech, ADR  (1) 10,102 23
Catalent  (1) 43,141 1,942
Cooper  4,875 1,612
Dexcom  (1) 51,587 5,842
Hologic  (1) 87,854 6,572
Inari Medical  (1) 17,209 1,094
Insulet  (1) 19,343 5,694
Lantheus Holdings  (1) 5,978 305

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Nevro  (1) 6,863 272
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452  (1)(2)(3) 385,684 254
Penumbra  (1) 30,080 6,691
Saluda Medical, Warrants, 1/1/23,
Acquisition Date: 1/20/22, Cost $—  (1)
(2)(3) 9,344 —
Shockwave Medical  (1) 24,783 5,096
Warby Parker, Class A  (1) 70,171 946
54,361
Total Products & Devices 116,530
SERVICES 21.7%
Distribution 0.1%
Option Care Health  (1) 28,578 860
860
Information 0.9%
Doximity, Class A  (1) 56,349 1,891
Sema4 Holdings  (1) 63,949 17
Sema4 Holdings, Warrants,
7/22/26  (1) 11,396 —
Sophia Genetics  (1) 32,820 68
Veeva Systems, Class A  (1) 26,063 4,206
6,182
Other Services 0.9%
Certara (1) 21,846 351
Elanco Animal Health  (1) 27,562 337
Guardant Health  (1) 49,098 1,336
West Pharmaceutical Services  15,645 3,682
Wuxi Biologics Cayman (HKD)  (1) 135,500 1,026
6,732
Payors 18.7%
Alignment Healthcare  (1) 57,752 679
Centene  (1) 149,375 12,250
Cigna  31,945 10,585
Elevance Health  44,616 22,887
Humana  31,534 16,151
Molina Healthcare  (1) 34,080 11,254
UnitedHealth Group  118,657 62,909
136,715
Providers 1.1%
agilon health  (1) 21,898 354
HCA Healthcare  26,733 6,415
Oak Street Health  (1) 22,645 487
Surgery Partners  (1) 15,196 423
7,679
Total Services 158,168
Total Miscellaneous Common
Stocks  4.1%  (5) 29,896
Total Common Stocks (Cost
$359,473) 683,242
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 4.6%
BIOTECHNOLOGY 1.4%
Other Biotechnology 1.4%
Arbor Bio, Series B, Acquisition Date:
10/29/21, Cost $398  (1)(2)(3) 23,994 398
Chroma Medicine, Series A,
Acquisition Date: 10/12/21,
Cost $500  (1)(2)(3) 235,778 500
Delfi Diagnostics, Series A, Acquisition
Date: 1/12/21 - 4/7/22, Cost $320  (1)
(2)(3) 154,525 748
Delfi Diagnostics, Series A, Acquisition
Date: 6/10/22, Cost $407  (1)(2)(3) 84,104 407
Eikon Therapeutics, Series
B, Acquisition Date: 12/3/21,
Cost $810  (1)(2)(3) 45,781 810
EndeavorBio, Series B, Acquisition
Date: 1/21/22, Cost $398  (1)(2)(3) 84,304 398
FOG Pharma, Series C, Acquisition
Date: 1/11/21-8/2/21, Cost $282  (1)
(2)(3) 19,483 209
FOG Pharma, Series D, Acquisition
Date: 11/17/22, Cost $296  (1)(2)(3) 27,546 296
Generate Bio, Series B, Acquisition
Date: 9/2/21, Cost $1,001  (1)(2)(3) 84,485 1,001
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191  (1)(2)(3) 37,471 191
Insitro, Series B, Acquisition Date:
5/21/20, Cost $248  (1)(2)(3) 39,793 728
Insitro, Series C, Acquisition Date:
4/7/21, Cost $481  (1)(2)(3) 26,282 481
Laronde, Series B, Acquisition Date:
7/28/21, Cost $1,471  (1)(2)(3) 52,537 294
Nutcracker Therapeutics, Series
C, Acquisition Date: 8/27/21,
Cost $501  (1)(2)(3) 46,567 501
Odyssey Therapeutics, Series
B, Acquisition Date: 5/13/22,
Cost $319  (1)(2)(3) 50,567 319
Ring Therapeutics, Series B,
Acquisition Date: 4/12/21,
Cost $404  (1)(2)(3) 43,885 404
Ring Therapeutics, Series C,
Acquisition Date: 10/7/22,
Cost $198  (1)(2)(3) 21,482 198
Saliogen Therapeutics, Series
B, Acquisition Date: 12/10/21,
Cost $497  (1)(2)(3) 4,690 497
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278  (1)(2)(3) 45,881 278
Sionna Therapeutics, Series
B, Acquisition Date: 2/2/22,
Cost $239  (1)(2)(3) 24,459 239
Tessera Therapeutics, Series
C, Acquisition Date: 2/25/22,
Cost $357  (1)(2)(3) 17,475 357

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Treeline Biosciences, Series A,
Acquisition Date: 4/9/21 - 9/26/22,
Cost $830  (1)(2)(3) 106,061 830
Total Biotechnology 10,084
CONSUMER NONDURABLES 0.2%
Healthcare Services 0.2%
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501  (1)(2)(3) 13,310 544
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430  (1)(2)(3) 20,165 825
Color Health, Series E, Acquisition
Date: 10/26/21, Cost $199  (1)(2)(3) 1,991 82
Total Consumer Nondurables 1,451
LIFE SCIENCES 1.1%
Life Sciences 1.1%
Cellanome, Series A, Acquisition Date:
12/30/21, Cost $497  (1)(2)(3) 89,839 625
Chromacode, Series D-1, Acquisition
Date: 2/28/22, Cost $99  (1)(2)(3) 141,298 92
Chromacode, Series D-2, Acquisition
Date: 2/28/22, Cost $99  (1)(2)(3) 117,322 76
Clear Labs, Series C, Acquisition Date:
5/13/21, Cost $595  (1)(2)(3) 171,440 595
DNA Script, Series C, Acquisition
Date: 12/16/21, Cost $960 (EUR)  (1)
(2)(3) 1,132 909
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797  (1)(2)(3) 38,785 797
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $572  (1)(2)(3) 64,740 361
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396  (1)(2)(3) 221 428
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741  (1)(2)(3) 54,252 3,295
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854  (1)(2)(3) 19,224 1,167
Total Life Sciences 8,345
PRODUCTS & DEVICES 0.3%
Capital Equipment 0.1%
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255  (1)(2)(3) 150,708 357
Reflexion Medical, Series D,
Acquisition Date: 4/3/20, Cost $97  (1)
(2)(3) 51,079 121
Reflexion Medical, Series
E, Acquisition Date: 3/1/22,
Cost $199  (1)(2)(3) 83,857 199
677
Implants 0.1%
Kardium, Series D-5, Acquisition Date:
11/29/18, Cost $392  (1)(2)(3) 403,778 411
Shares $ Value
(Cost and value in $000s)
‡
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $565  (1)(2)(3) 556,501 565
976
Other Products & Devices 0.1%
Saluda Medical, Series D, Acquisition
Date: 1/20/22, Cost $397  (1)(2)(3) 31,146 397
397
Total Products & Devices 2,050
SERVICES 1.6%
Information 0.0%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $313  (1)(2)(3) 26,533 313
313
Other Services 1.5%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $467  (1)(2)(3) 169,277 1,114
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $826  (1)(2)(3) 101,939 671
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325  (1)(2)(3) 71,397 833
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276  (1)(2)(3) 41,732 487
Freenome Holdings, Series D,
Acquisition Date: 11/22/21,
Cost $179  (1)(2)(3) 23,669 276
PrognomIQ, Series A-4, Acquisition
Date: 11/15/19, Cost $61  (1)(2)(3) 26,885 82
PrognomIQ, Series A-5, Acquisition
Date: 5/12/20, Cost $53  (1)(2)(3) 23,318 71
PrognomIQ, Series B, Acquisition
Date: 9/11/20, Cost $384  (1)(2)(3) 168,024 514
PrognomIQ, Series C, Acquisition
Date: 2/16/22, Cost $157  (1)(2)(3) 51,466 157
Tempus Labs, Series D, Acquisition
Date: 3/16/18, Cost $533  (1)(2)(3) 56,856 3,348
Tempus Labs, Series E, Acquisition
Date: 8/23/18, Cost $629  (1)(2)(3) 37,551 2,270
Tempus Labs, Series F, Acquisition
Date: 4/30/19, Cost $197  (1)(2)(3) 7,944 486
Tempus Labs, Series G, Acquisition
Date: 2/6/20, Cost $196  (1)(2)(3) 5,107 317
Tempus Labs, Series G-2, Acquisition
Date: 11/19/20, Cost $302  (1)(2)(3) 5,275 297
10,923
Providers 0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339  (1)(2)(3) 140,829 324

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300  (1)(2)(3) 94,916 218
542
Total Services 11,778
Total Convertible Preferred Stocks
(Cost $24,608) 33,708
PREFERRED STOCKS 0.6%
LIFE SCIENCES 0.6%
Life Sciences 0.6%
Sartorius (EUR)  10,773 4,254
Total Life Sciences 4,254
Total Preferred Stocks (Cost $2,068) 4,254
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve
Fund, 4.30%  (6)(7) 8,291,115 8,291
Total Short-Term Investments (Cost
$8,291) 8,291
Total Investments in Securities
100.0% of Net Assets
(Cost $394,440) $ 729,495
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $36,964 and represents 5.1% of net assets.
(4) When-issued security
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
CVR Contingent Value Rights
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ —# $ — $ 39+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government Reserve Fund, 4.30% $ 4,237  ¤   ¤ $ 8,291^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $39 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $8,291.

T. ROWE PRICE Health Sciences Portfolio
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $394,440) $ 729,495
Receivable for investment securities sold 819
Receivable for shares sold 545
Dividends receivable 302
Foreign currency (cost $6) 7
Other assets 280
Total assets 731,448
Liabilities
Payable for investment securities purchased 885
Investment management and administrative fees payable 632
Payable for shares redeemed 533
Other liabilities 118
Total liabilities 2,168
NET ASSETS $ 729,280
Net Assets Consist of:
Total distributable earnings (loss) $ 326,711
Paid-in capital applicable to 13,717,558 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 402,569
NET ASSETS $ 729,280
NET ASSET VALUE PER SHARE
Health Sciences Portfolio Class
($153,188,247 / 2,748,162 shares outstanding) $ 55.74
Health Sciences Portfolio - II Class
($576,091,312 / 10,969,396 shares outstanding) $ 52.52

T. ROWE PRICE Health Sciences Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Dividend income (net of foreign taxes of $62) $ 5,235
.... ... ...
Expenses
Investment management and administrative expense 7,005
Rule 12b-1 fees Health Sciences Portfolio - II Class 1,455
Waived / paid by Price Associates (74)
Net expenses 8,386
Net investment loss (3,151)
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (1,752)
Foreign currency transactions (27)
Net realized loss (1,779)
Change in net unrealized gain / loss
Securities (108,569)
Other assets and liabilities denominated in foreign currencies (3)
Change in net unrealized gain / loss (108,572)
Net realized and unrealized gain / loss (110,351)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (113,502)

T. ROWE PRICE Health Sciences Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (3,151) $ (5,007)
Net realized gain (loss) (1,779) 55,812
Change in net unrealized gain / loss (108,572) 50,150
Increase (decrease) in net assets from operations (113,502) 100,955
Distributions to shareholders
Net earnings
Health Sciences Portfolio Class (2,438) (10,993)
Health Sciences Portfolio - II Class (9,767) (44,781)
Decrease in net assets from distributions (12,205) (55,774)
Capital share transactions
*
Shares sold
Health Sciences Portfolio Class 17,783 21,515
Health Sciences Portfolio - II Class 73,001 91,432
Distributions reinvested
Health Sciences Portfolio Class 2,438 10,993
Health Sciences Portfolio - II Class 9,767 44,781
Shares redeemed
Health Sciences Portfolio Class (20,386) (23,724)
Health Sciences Portfolio - II Class (110,415) (93,947)
Increase (decrease) in net assets from capital share transactions (27,812) 51,050
Net Assets
Increase (decrease) during period (153,519) 96,231
Beginning of period 882,799 786,568
End of period $ 729,280 $ 882,799
*Share information (000s)
Shares sold
Health Sciences Portfolio Class 318 330
Health Sciences Portfolio - II Class 1,372 1,465
Distributions reinvested
Health Sciences Portfolio Class 44 172
Health Sciences Portfolio - II Class 187 744
Shares redeemed
Health Sciences Portfolio Class (371) (362)
Health Sciences Portfolio - II Class (2,101) (1,512)
Increase (decrease) in shares outstanding (551) 837

T. ROWE PRICE Health Sciences Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health
Sciences Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Health
Sciences Portfolio (Health Sciences Portfolio Class) and the Health Sciences Portfolio–II (Health Sciences Portfolio–II Class). Health
Sciences Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Health Sciences Portfolio–II Class pays Rule
12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Health Sciences Portfolio

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Health Sciences Portfolio

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended December 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2022, totaled $(2,404,000) for the year ended December 31, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 660,256 $ 20,148 $ 2,838 $ 683,242
Convertible Preferred Stocks — — 33,708 33,708
Preferred Stocks — 4,254 — 4,254
Short-Term Investments 8,291 — — 8,291
Total $ 668,547 $ 24,402 $ 36,546 $ 729,495
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
12/31/22
Investment in Securities
Common Stocks $ 2,755 $ (925) $ 1,455 $ (447) $ 2,838
Convertible Preferred Stocks 33,259 144 4,106 (3,801) 33,708
Total $ 36,014 $ (781) $ 5,561 $ (4,248) $ 36,546

T. ROWE PRICE Health Sciences Portfolio

Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $ 2,838 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5% - 78% 55% Decrease
Market
comparable
Enterprise value
to sales multiple
2.8x 2.8x Increase
Enterprise value
to gross profit
multiple
6.0x 6.0x Increase
Probability
for alternate
outcome
20% - 40% 30% Decrease
Discount for lack
of marketability
10% 10% Decrease
Expected
present value
Discount rate for
cost of equity
12% - 25% 14% Decrease
Discount for
regulatory
uncertainty
29% - 100% 29% Decrease
Convertible Preferred Stocks $ 33,708 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
cumulative
preferred
dividend rights
3% - 8% 4% Increase
Discount for
cumulative
preferred
dividend rights
2% 2% Decrease
Market
comparable
Enterprise value
to sales multiple
2.5x – 11.7x 4.9x Increase
Sales growth
rate
(58%)
- 266%
12% Increase
Enterprise value
to gross profit
multiple
8.5x – 10.2x 9.4x Increase
Gross profit
growth rate
29% 29% Increase
Discount rate for
cost of capital
30% 30% Decrease
Discount for lack
of marketability
10% 10% Decrease
Estimated
liquidation
Discount for lack
of collectability
100% 100% Decrease

T. ROWE PRICE Health Sciences Portfolio

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Private Investments Issued by Special Purpose Acquisition Companies Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased
PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/
or be subject to restrictions on resale.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $206,995,000 and $256,530,000, respectively, for the year ended December 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss.

T. ROWE PRICE Health Sciences Portfolio

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to late-year ordinary loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains, if any) $ 219 $ 10,739
Long-term capital gain 11,986 45,035
Total distributions $ 12,205 $ 55,774
($000s)
Cost of investments $ 403,231
Unrealized appreciation $ 363,524
Unrealized depreciation (37,254)
Net unrealized appreciation (depreciation) $ 326,270
($000s)
Undistributed long-term capital gain $ 735
Net unrealized appreciation (depreciation) 326,270
Loss carryforwards and deferrals (294)
Total distributable earnings (loss) $ 326,711

T. ROWE PRICE Health Sciences Portfolio

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.95% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2023 to waive a portion of its management fee in order to limit the fund’s management fee to 0.94% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price
Associates by the fund. The total management fees waived were $74,000 and allocated ratably in the amounts of $15,000 and $59,000 for the Health Sciences Portfolio Class and Health Sciences Portfolio-II Class, respectively, for the year ended December 31, 2022.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the funds.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2022, this reimbursement amounted to $12,000, which is included in Net realized gain (loss) on Securities in the
Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Health Sciences Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and
Shareholders of T. Rowe Price Health Sciences Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Health
Sciences Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of
December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 10, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Health Sciences Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$219,000 from short-term capital gains
$11,986,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Health Sciences Portfolio

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Health Sciences Portfolio

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [205]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President,
Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director,
Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director,
Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018 [0]
President, The Johns Hopkins University and Professor, Political Science Department, The Johns Hopkins
University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)
Bruce W. Duncan (1951)
2013 [205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director
(2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood
Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to
present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021 [205]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Robert W. Sharps, CFA, CPA
(b)
(1971)
2017 [0]
Director and Vice President, T. Rowe Price; Director, Price Investment Management; Chief Executive Officer and
President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company
Eric L. Veiel, CFA (1972)
2022 [205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price Funds.

T. ROWE PRICE Health Sciences Portfolio

OFFICERS
Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Ziad Bakri, M.D., CFA (1980)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President
and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS
(to 2019); Senior Vice President and Senior Counsel, Pacific Investment
Management Company LLC (to 2017)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Vice President, T. Rowe Price
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Charles M. Shriver, CFA (1967)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Neil Smith (1972)
Executive Vice President
Vice President, Price Hong Kong, Price Japan, Price Singapore, T. Rowe
Price Group, Inc., and Price International
Toby M. Thompson, CAIA, CFA (1971)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Justin P. White  (1981)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202302 - 2582639 E309-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$41,909	$40,759
Audit-Related Fees	-	-
Tax Fees	-	5,742
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 10, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 10, 2023